Revenue From Contracts with Customers - Narratives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue
Accounts and notes receivable, net of allowances	$ 220,631		$ 116,841	$ 80,568
Revenue recognized	$ 20,604	$ 0